Basis of Presentation and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
NOTE 2 — Basis of Presentation and Significant Accounting Policies
Basis of Presentation
The interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting and should be read in conjunction with the Company’s audited consolidated financial statements for the years ended December 31, 2021 and 2020, and Management’s Discussion and Analysis of Financial Condition and Results of Operations of Leafly for the year ended December 31, 2021, each of which was filed on the company’s Amendment No. 1 on Form
8-K/A
filed with the SEC on March 31, 2022 (the “2021 Financial Information”).
These condensed consolidated financial statements are unaudited and, in management’s opinion, include all adjustments, consisting of normal recurring estimates and accruals necessary for a fair presentation of our consolidated cash flows, operating results, and balance sheets for the periods presented. Actual results may differ from these estimates and assumptions. The results of operations for any interim periods are not necessarily indicative of the results that may be expected for the entire fiscal year or any other interim period. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC for interim reporting. All intercompany balances and transactions have been eliminated upon consolidation.

Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no effect on the reported net loss.
Seasonality
We may experience seasonality in our business, which we believe has moderate impacts on our overall revenue. In certain years, we’ve seen seasonal fluctuations that coincide with either federal holidays, generally in the fourth quarter, or industry holidays and events, generally in the spring. Our industry and business history is limited and therefore we can’t be certain that these are known trends or that other trends may develop.
Emerging Growth Company Status
Leafly is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued until such time as those standards apply to private companies. The Company has elected to use this extended transition period. In providing this relief, the JOBS Act does not preclude the Company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies. Leafly will continue to use this relief until the earlier of the date that it (a) is no longer an emerging growth company or (b) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.
Significant Accounting Policies
The unaudited interim financial statements should be read in conjunction with the Company’s 2021 Financial Information, which describes the Company’s significant accounting policies. There have been no material changes to the Company’s significant accounting policies during the three months ended March 31, 2022 compared to our Annual Report on Form
10-K
for the year ended December 31, 2021. However, certain items became material during the periods presented and therefore, we have disclosed the related accounting policies below. In addition, as a result of the Business Combination, the Company entered into certain derivative instruments that are accounted for as liabilities. These instruments and the related accounting are discussed in Notes 12, 13, and 20.
Capitalized Software
The Company capitalizes certain costs related to acquisition and development of software for internal use, including internal labor costs incurred during development. The Company begins to capitalize these costs when planning and design efforts are successfully completed and development is ready to commence. Costs incurred during planning and design, together with costs incurred for training and maintenance, are expensed as incurred and recorded in product development expense. The Company places capitalized software assets into service and commences amortization when the asset is substantially complete and ready for its intended use. Once placed into service, the Company capitalizes qualifying costs of specified upgrades or enhancements to the assets when the upgrade or enhancement will result in new or additional functionality.
The Company’s estimated useful life for capitalized software is 3 years, and amortization is calculated using the straight-line method.
Transaction Costs
The Company incurred significant costs direct and incremental to the Business Combination and therefore to the recapitalization of the Company. We deferred such costs incurred in 2021. In 2022, upon closing of the Business Combination, total direct transaction costs were allocated between equity and liability instruments measured at fair value on a recurring basis that were newly issued in the recapitalization. Amounts allocated to equity were recorded to additional paid-in
capital, while amounts allocated to the specified liabilities were recorded as other expense.
Recent Accounting Pronouncements
As a result of the elected JOBS Act relief discussed above, these condensed consolidated financial statements may not be comparable to other companies that do not elect JOBS Act relief or choose to adopt certain accounting pronouncements during a different period than the Company.
Recently Adopted Accounting Standards
None.
Accounting Pronouncements Issued But Not Yet Adopted
Management does not believe that there are any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements or related disclosures.

NOTE 2 — Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and reported amounts of revenue and expenses in the consolidated financial statements and accompanying notes. On an ongoing basis, management evaluates its estimates, including those related to the allowance for doubtful accounts, the valuation allowance for deferred income tax assets, the fair value of the convertible promissory notes, and the fair value of equity issuances. Management bases its estimates on historical experience, knowledge of current events and actions it may undertake in the future that management believes to be reasonable under the circumstances. Actual results may differ from these estimates and assumptions.
Foreign Currency
The functional currency for the Company’s foreign subsidiaries is the U.S. dollar. The assets and liabilities of our foreign subsidiaries are remeasured to U.S. dollars at current or historic exchange rates, as appropriate. Revenues and expenses are remeasured to U.S. dollars using historic or average monthly exchange rates, as appropriate. Remeasurement gains and losses are included in other income (expense) on the Consolidated Statements of Operations. The assets, liabilities, revenues, and expenses of our foreign subsidiaries are individually less than 10% of our respective consolidated amounts. The Canadian dollar is our primary foreign currency. Remeasurement gains and losses have not been significant.
Foreign Operations
Operations outside the U.S. comprise Leafly Canada’s activities in Canada. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange. Net liabilities of our foreign subsidiaries were $3,932 and $4,388 inclusive of intercompany payables to Leafly Holdings of $5,494 and $5,057 as of December 31, 2021 and December 31, 2020, respectively.
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company may hold cash balances that exceed the insured limits by the Federal Deposit Insurance Corporation. Restricted cash as of December 31, 2021 and 2020 includes collateral held at the Company’s financial institution and its credit card processing company.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents, restricted cash and accounts receivable. The Company’s cash and cash equivalents and restricted cash are deposited with major financial institutions primarily in the U.S. and Canada. At times, deposits in financial institutions located in the U.S. may be in excess of the amount of insurance provided on such deposits by the Federal Deposit Insurance Corporation (FDIC). At December 31, 2021 and December 31, 2020, cash and cash equivalents of $1,210 and $581, held in foreign institutions, are not FDIC insured. To date, the Company has not experienced any losses on its cash deposits.
Accounts receivable are unsecured and the Company generally does not require collateral from its customers. The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary.
Accounts Receivable, Net and Payment Terms
The Company records accounts receivable at the time of invoicing the customer. Payment terms and conditions vary by contract type and the service being provided. Fees are usually non-refundable.
Subscription-based services are typically invoiced monthly in advance and impression-based services are typically invoiced monthly in arrears. Customer payment terms vary by arrangement although payments are typically due within 30 days of invoicing. The timing between the satisfaction of the performance obligations and the payment is not significant and the Company currently does not have any significant financing components or significant payment terms.

Allowance for Doubtful Accounts
The Company maintains an allowance for doubtful accounts receivable. The allowance reflects the Company’s best estimate of probable losses associated with the accounts receivable balance. It is based upon historical experience and loss patterns, the number of days that billings are past due, an evaluation of the potential risk of loss associated with delinquent accounts, and known delinquent accounts. When new information becomes available that allows the Company to estimate the allowance more accurately, it makes an adjustment, which is considered a change in accounting estimate. The carrying value of accounts receivable approximates their fair value due to its short-term nature.
Deferred Transaction Costs
The Company has incurred significant costs direct and incremental to the Business Combination and therefore to the recapitalization of the Company. We have deferred these costs and will offset them against proceeds of the transaction upon completion of the mergers in the first quarter of 2022.
Costs to Obtain Contracts with Customers
Certain sales incentive compensation costs are incremental costs to obtain the related customer contract. For contract costs with amortization periods of more than 12 months, these costs are capitalized in the period in which they are incurred and amortized on a straight-line basis over the expected customer life of the associated contract. There were no capitalized costs to obtain contracts with customers in 2021 or 2020. For contract costs with amortization periods of less than 12 months, the Company applies a practical expedient to expense such costs as incurred.
Property and Equipment
Property and equipment consists of furniture, equipment, and leasehold improvements and are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvements.
Leases
The Company categorizes leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that substantially utilize or pay for the entire asset over its estimated life. All other leases are categorized as operating leases. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.
Lease liabilities are recognized at the present value of the fixed lease payments, reduced by landlord incentives using an estimated discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the leases or lease prepayments.
The Company does not recognize its renewal options as part of its right-of-use
assets and lease liabilities until it is reasonably certain that it will exercise such renewal options.
The Company does not combine lease and
non-lease
components; its lease agreements provide specific allocations of the Company’s obligations between lease and non-lease
components. As a result, the Company is not required to exercise any judgment in determining such allocations.
Operating lease
right-of-use
assets were $0 and $230 as of December 31, 2021 and 2020, respectively, and are included in prepaid expenses and other current assets.

Accounting for Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. Any impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of their carrying cost or the fair value less the cost to sell.
Revenue from Contracts with Customers
The Company generates revenue by providing customers with online software and advertising services, primarily through subscription agreements. Leafly also provides advertising on a per-impression
delivered basis.
The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.
Leafly provides to its clients a platform to engage with and advertise to interested consumers. This subscription-based platform is delivered by way of a hosted, web-based
application or Software as a Service (SaaS) delivery model. Customers of Leafly never take possession of any software as it is hosted in the cloud.
All the Company’s revenue and trade receivables are generated from contracts with customers. Revenue is recognized when control of the promised services is transferred to the Company’s customers at an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Customer arrangements are evidenced by written or electronic acceptance of a contract describing the services to be delivered, the timing, and the pricing.
Performance Obligations -
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account under Topic 606. The transaction price is allocated to each distinct performance obligation and is recognized as revenue when, or as, the performance obligation is satisfied by transferring the promised good or service to the customer. The Company identifies and tracks the performance obligations at contract inception so that the Company can monitor and account for the performance obligations over the life of the contract. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the amount of revenue it recognizes is equal to the amount which the Company has a right to invoice.
The Company’s Retail contracts typically contain a single performance obligation consisting of the hosted software in a multi-tenant environment where support and maintenance are included for customers. Retail contracts with multiple performance obligations contain additional services offerings, either in the form of subscription or one-time
service. Additional Retail service offerings change over time but currently include additional mapping, mobile, homepage, and video features, as well as sponsorships, premium placement, pick-up
lead generation, insights, and customer communications, including emails and mobile push notifications. Brands customers can purchase any number and combination of services; none of the Brands services require the purchase of another Brands service.

For contracts with multiple performance obligations where the contracted price differs from the standalone selling price (SSP) for any distinct good or service, the Company may be required to allocate the transaction price to each performance obligation using its best estimate for the SSP. The portion of our revenue for which SSP requires estimation has been immaterial.
A majority of the customer contracts have performance obligations that the Company satisfies over time, and revenue is recognized by consistently applying a method of measuring progress toward satisfaction of that performance obligation. Some contracts contain a performance obligation that the Company satisfies at a point in time upon delivery of the specified services. Revenues recognized over time are associated with software subscriptions, display ads and audience extension. Revenues recognized at a point in time are associated with branded content and channel advertising.
Practical Expedients and Exemptions
—There are several practical expedients and exemptions allowed under Topic 606 that impact the timing of revenue recognition and the Company’s disclosures. Below is a list of practical expedients applied by the Company:

•	The Company does not evaluate a contract for a significant financing component if payment is expected within one year or less from the transfer of the promised items to the customer.

•
The Company generally expenses sales commissions when incurred when the amortization period would have been one year or less. These costs are recorded within sales and marketing expense in the consolidated statements of operations.

Contract Balances
—The timing of revenue recognition may differ from the timing of invoicing to customers and these timing differences result in contract assets, or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company mainly provides subscription services and bills its customers upfront for any services to be performed. As such, the Company did not have any contracts assets as of, or during the year ended, December 31, 2021 or 2020.
Contract Liabilities (Deferred Revenue)
—The Company records Deferred Revenue when the Company has received or has the right to receive consideration but has not yet transferred goods or services to the customer. The Company typically invoices its customers for online software on a monthly, quarterly, or annual basis, with payment due 30 days from the date of the invoice. Unpaid invoice amounts for non-cancelable
services starting in future periods are included in accounts receivable and deferred revenue.
Cost of Revenue
Cost of revenue consists primarily of credit card processing fees, third-party professional services, website infrastructure and hosting costs, and salaries and employee benefits for the engineering teams responsible for operating the Company’s online software platform.
Product Development
Product development expenses primarily consist of consulting costs, and allocations of various overhead and occupancy costs, and salaries and employee benefits for the engineering teams responsible for developing new products or services or significant improvements to existing products or services. Product development costs that do not meet the criteria for capitalization are expensed as incurred.
Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against the Company’s deferred income tax assets if based on the weight of all available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company periodically reviews its operations and significant income tax positions for uncertainties and areas of judgment in the application of complex income tax regulations in several tax jurisdictions and provides a liability for potential income taxes, where applicable. The Company includes any interest and penalties related to unrecognized tax benefits within the provision for taxes.
Advertising
All advertising costs are expensed as incurred and included in sales and marketing expenses. Advertising expenses incurred by the Company were $2,076 and $194 and during 2021 and 2020, respectively.
Stock-Based Compensation
Stock-based compensation expense represents the cost of the grant date fair value of stock option grants, estimated in accordance with the applicable accounting guidance, recognized on a straight-line basis over the vesting period. The vesting period generally approximates the expected service period of the awards. When awards include a performance condition that impacts the vesting or exercisability of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the service is provided. Compensation cost for awards with a performance condition are recognized over the shorter of the derived service period or the explicit/implicit service period. Compensation expense for awards subject to market-based conditions are recognized on a straight-line basis over the derived service period, regardless of whether the market condition is satisfied. Forfeitures are recognized and accounted for as they occur.
The fair value of stock options with service or performance conditions is estimated on the date of grant using the Black-Scholes option pricing model, inclusive of assumptions for risk-free interest rates, expected dividends, expected terms, expected volatility, and the fair value of the underlying stock. The fair value of stock options with market conditions is estimated on the date of grant using a Monte Carlo simulation model, inclusive of assumptions for risk-free interest rates, expected terms, expected volatility, and the target price. Significant changes to the key assumptions underlying the factors used could result in different fair values of stock options at each valuation date, which could result in different stock-based compensation expense.
The risk-free interest rates used are based on the U.S. Department of Treasury (U.S. Treasury) yield in effect at the time of grant for zero-coupon
U.S. Treasury notes with maturities approximately equal to the expected term of the stock options. We base the assumed dividend yield on our expectation of not paying dividends in the foreseeable future. Options granted have a maximum contractual term of 10 years. The Company has limited historical stock option activity and therefore estimates the expected term of stock options granted using the simplified method, which represents the average of the contractual term of the stock option and its weighted-average vesting period. The expected volatility of stock options is based upon the historical volatility of a number of publicly traded companies in similar stages of development. The Company has historically not declared or paid any dividends and does not currently expect to do so in the foreseeable future.
Common Stock Valuation
Due to the absence of an active market for the Company’s common stock, the Company utilized methodologies in accordance with the framework of Standards 9 and 10 of the
Uniform Standards of Professional Appraisal Practice, the Statement on Standards for Valuation Services
as set forth by the American Institute of Certified Public Accountants (“AICPA”), ASC Topic 820
Fair Value Measurements and Disclosures
, and the AICPA
Accounting and Valuation Guide for the Valuation of Privately-Held-Company Equity Securities Issued as Compensation
, to estimate the fair value of its common stock. The fair value of the common stock has been determined based upon a variety of factors, including the illiquid nature of the common stock, sales of the Company’s preferred stock, the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event. Among other factors are the Company’s unaudited and audited historical financial position and performance and the current business climate in the marketplace. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

Recently Adopted Accounting Standards
Income Taxes
—On December 18, 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes
(“Topic 740”), which is intended to simplify various aspects of accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. The amendments in ASU
2019-12
are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU
2019-12
on January 1, 2021. The effect of the adoption of ASU
2019-12
was not material.
Debt with Conversion and Other Options
—In August 2020, the FASB issued ASU
2020-06,
Debt with Conversion and other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.
The ASU simplifies the accounting for certain convertible instruments by removing the separation models for convertible debt with a cash conversion feature or convertible instruments with a beneficial conversion feature. As a result, convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. Additionally, the ASU amends the diluted earnings per share calculation for convertible instruments by requiring the use of the if-converted
method. The treasury stock method is no longer available. The amendments in ASU
2020-06
are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. Adoption of the standard can either be on a modified retrospective or full retrospective basis.
The Company adopted ASU
2020-06
on January 1, 2021 using the full retrospective method. Accordingly, the Company has presented the consolidated financial statements as if this guidance had been effective during all periods presented. However, the adoption of the new guidance did impact the Company’s interest expense recognized during the year ended December 31, 2020, resulting in a decrease of $11,144. The cumulative effect of the adoption of the new guidance on the Company’s condensed consolidated balance sheet as of December 31, 2020 was a decrease in additional paid-in
capital and accumulated deficit of $11,144.
Leases
—In February 2016, the FASB issued ASC Topic 842, Leases. This standard requires all entities that lease assets with terms of more than 12 months to capitalize the assets and related liabilities on the balance sheet. The standard is effective for the Company as of January 1, 2021 but was early adopted as of January 1, 2020.
The Company adopted and began applying ASC 842 on January 1, 2020 in accordance with Accounting Standards Update (ASU)
No. 2018-11,
Targeted Improvements to ASC 842
, using a modified retrospective approach. Based on its lease portfolio in place at the time of adoption, the Company determined that a cumulative-effect adjustment to the opening balance of accumulated deficit was not needed because there was no difference between the operating lease expense recorded to its condensed consolidated statement of operations following its adoption of ASC 842 and the amount that would have been recorded under ASC 840. The Company will continue to disclose comparative reporting periods prior to January 1, 2020 under ASC 840.
The Company elected to take most of the package of practical expedients permitted under the transition guidance within ASC 842, which allows an entity to not reassess 1) whether any expired or existing contracts contain leases, 2) the lease classification for any expired or existing leases, and 3) the treatment of initial direct costs for any existing leases. The Company did not elect the hindsight practical expedient to determine the lease terms for existing leases.

The Company recorded operating lease
right-of-use
assets and lease liabilities for all of its leases that met the definition of a lease under ASC 842 and that are greater than twelve months in duration upon its adoption of ASC 842. The most significant changes as a result of adopting ASC 842 were the recognition of operating lease right-of-use
assets of approximately $6,700 and operating lease liabilities of approximately $6,400 upon adoption on January 1, 2020. These balances are comprised of the Company’s office lease portfolio. The Company de-recognized
deferred rent liabilities associated with its office lease portfolio of $143 upon adoption.
Fair Value Disclosure
—In August 2018, the FASB issued ASU
2018-13,
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, which amended ASC 820, Fair Value Measurement. ASU
2018-13
modified the disclosure requirements for fair value measurements by removing, modifying, and adding certain disclosures. The Company adopted ASU
2018-13
on January 1, 2020, and the adoption did not have a material impact on its consolidated financial statements.
Cloud Computing
—In August 2018, the FASB issued ASU
2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. These amendments align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by these amendments. The Company capitalizes implementation costs associated with cloud computing arrangements as a prepaid expense and amortizes the costs to operating expense. The Company adopted ASU
2018-15
prospectively on January 1, 2020. The effect of the adoption of ASU
2018-15
was not material.